UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-21637

Name of Fund: BlackRock Diversified Income Strategies Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Diversified Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/2007

Date of reporting period: 09/01/06 - 11/30/06

Item 1 - Schedule of Investments

BlackRock Diversified Income Strategies Portfolio, Inc.
Schedule of Investments as of November 30, 2006                (in U.S. dollars)

                                                    Face
Industry                                          Amount   Corporate Bonds                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.8%             USD       160,000   Argo-Tech Corp., 9.25% due 6/01/2011                      $      166,000
                                       EUR     2,000,000   Bombardier, Inc., 6.709% due 11/15/2013 (b)(g)                 2,638,758
                                       USD       170,000   Bombardier, Inc., 8% due 11/15/2014 (g)                          170,850
                                               3,500,000   Vought Aircraft Industries, Inc., 8% due 7/15/2011             3,360,000
                                                                                                                     --------------
                                                                                                                          6,335,608
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 5.6%                              2,700,000   Autonation, Inc., 7.374% due 4/15/2013 (b)                     2,700,000
                                               3,850,000   Delco Remy International, Inc., 9.374%
                                                           due 4/15/2009 (b)                                              3,628,625
                                               1,460,000   Ford Motor Co., 7.45% due 7/16/2031                            1,155,225
                                               2,500,000   Ford Motor Credit Co., 9.824% due 4/15/2012 (b)                2,646,020
                                               1,000,000   The Goodyear Tire & Rubber Co., 9.14%
                                                           due 12/01/2009 (b)(g)                                          1,003,750
                                                 530,000   The Goodyear Tire & Rubber Co., 8.625%
                                                           due 12/01/2011 (g)                                               537,950
                                                 660,000   Lear Corp., 8.75% due 12/01/2016 (g)                             650,100
                                                 250,000   United Auto Group, Inc.,  7.75% due 12/15/2016 (g)               250,625
                                                                                                                     --------------
                                                                                                                         12,572,295
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 4.6%                            3,000,000   Canadian Satellite Radio Holdings, Inc., 12.75%
                                                           due 2/15/2014                                                  2,988,750
                                                 500,000   LIN Television Corp. Series B, 6.50% due 5/15/2013               475,000
                                                 875,000   Paxson Communications Corp., 8.757%
                                                           due 1/15/2012 (b)(g)                                             883,750
                                               3,200,000   XM Satellite Radio, Inc., 9.871% due 5/01/2013 (b)             3,088,000
                                               3,040,000   Young Broadcasting, Inc., 10% due 3/01/2011                    2,872,800
                                                                                                                     --------------
                                                                                                                         10,308,300
-----------------------------------------------------------------------------------------------------------------------------------
Cable - International - 1.7%                   3,725,000   NTL Cable Plc, 9.125% due 8/15/2016                            3,939,187
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 6.9%                            5,000,000   CCO Holdings LLC, 9.485% due 12/15/2010 (b)                    5,112,500
                                               3,000,000   Cablevision Systems Corp. Series B, 9.87%
                                                           due 4/01/2009 (b)                                              3,142,500
                                               3,000,000   Intelsat Bermuda Ltd., 11.354% due 6/15/2013 (b)(g)            3,180,000
                                               4,000,000   Intelsat Subsidiary Holding Co. Ltd., 10.484%
                                                           due 1/15/2012 (b)                                              4,050,000
                                                                                                                     --------------
                                                                                                                         15,485,000
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 6.8%                               2,300,000   Lyondell Chemical Co., 8% due 9/15/2014                        2,371,875
                                                 560,000   Lyondell Chemical Co., 8.25% due 9/15/2016                       582,400
                                                 310,000   Momentive Performance Materials, Inc., 10.125%
                                                           due 12/01/2014 (g)                                               311,938
                                               4,000,000   Nova Chemicals Corp., 8.502% due 11/15/2013 (b)                4,010,000
                                               5,000,000   Omnova Solutions, Inc., 11.25% due 6/01/2010                   5,350,000
                                               2,000,000   PolyOne Corp., 6.89% due 9/22/2008                             1,925,000
                                                 685,000   Tronox Worldwide LLC, 9.50% due 12/01/2012                       712,400
                                                                                                                     --------------
                                                                                                                         15,263,613
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 1.8%                     4,000,000   Simmons Bedding Co., 7.875% due 1/15/2014                      3,980,000
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Non-Durables - 4.6%                 3,425,000   Ames True Temper, Inc., 9.374% due 1/15/2012 (b)               3,442,125
                                               4,000,000   Hines Nurseries, Inc., 10.25% due 10/01/2011                   3,220,000
                                               3,500,000   Levi Strauss & Co., 10.122% due 4/01/2012 (b)                  3,605,000
                                                                                                                     --------------
                                                                                                                         10,267,125
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Media - 4.5%                          80,000   Affinion Group, Inc., 10.125% due 10/15/2013                      84,600
                                                 300,000   Affinion Group, Inc., 11.50% due 10/15/2015                      316,500
                                               3,186,484   Houghton Mifflin Co., 12.127% due 5/15/2011 (b)(g)             3,226,315
                                               1,400,000   Idearc, Inc., 7.32% due 11/15/2016 (g)                         1,422,750
                                               5,000,000   Universal City Florida Holding Co. I, 10.121%
                                                           due 5/01/2010 (b)                                              5,137,500
                                                                                                                     --------------
                                                                                                                         10,187,665
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Diversified Income Strategies Portfolio, Inc.
Schedule of Investments as of November 30, 2006                (in U.S. dollars)

                                                    Face
Industry                                          Amount   Corporate Bonds                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &                 USD       140,000   Berry Petroleum Co., 8.25% due 11/01/2016                 $      140,000
Production - 0.4%                                700,000   Stone Energy Corp., 8.124% due 7/15/2010 (b)(g)                  694,750
                                                                                                                     --------------
                                                                                                                            834,750
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 2.2%                          3,000,000   Ocean RIG ASA, 9.37% due 4/04/2011                             2,985,000
                                               2,000,000   Parker Drilling Co., 10.119% due 9/01/2010 (b)                 2,042,500
                                                                                                                     --------------
                                                                                                                          5,027,500
-----------------------------------------------------------------------------------------------------------------------------------
Financial - 0.9%                               2,000,000   NCO Group, Inc., 10.244% due 11/15/2013 (b)(g)                 1,980,000
-----------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 0.1%                            200,000   Swift & Co., 12.50% due 1/01/2010                                205,000
-----------------------------------------------------------------------------------------------------------------------------------
Gaming - 5.3%                                  4,125,000   Galaxy Entertainment Finance Co. Ltd., 10.42%
                                                           due 12/15/2010 (b)(g)                                          4,413,750
                                                 375,000   Galaxy Entertainment Finance Co. Ltd., 9.875%
                                                           due 12/15/2012 (g)                                               400,313
                                               2,000,000   Inn of the Mountain Gods Resort & Casino, 12%
                                                           due 11/15/2010                                                 2,130,000
                                                 800,000   Little Traverse Bay Bands of Odawa Indians, 10.25% due
                                                           2/15/2014 (g)                                                    804,000
                                               1,000,000   Tunica-Biloxi Gaming Authority, 9% due 11/15/2015 (g)          1,032,500
                                               3,100,000   Turning Stone Resort Casino Enterprise, 9.125%
                                                           due 9/15/2014 (g)                                              3,169,750
                                                                                                                     --------------
                                                                                                                         11,950,313
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 2.2%                             2,000,000   Elan Finance Plc, 9.374% due 11/15/2011 (b)                    1,990,000
                                               1,500,000   HealthSouth Corp., 11.418% due 6/15/2014 (b)(g)                1,571,250
                                               1,050,000   HealthSouth Corp., 10.75% due 6/15/2016 (g)                    1,118,250
                                                 450,000   Omnicare, Inc. Series OCR, 3.25% due 12/15/2035 (c)              393,750
                                                                                                                     --------------
                                                                                                                          5,073,250
-----------------------------------------------------------------------------------------------------------------------------------
Housing - 5.2%                                 3,109,000   Goodman Global Holding Co., Inc., 8.36%
                                                           due 6/15/2012 (b)                                              3,171,180
                                               4,000,000   Masonite Corp., 11% due 4/06/2015 (g)                          3,640,000
                                               2,500,000   Scranton Products, Inc., 12.39% due 7/01/2012 (b)              2,550,000
                                               1,250,000   Stanley-Martin Communities LLC, 9.75%
                                                           due 8/15/2015                                                    943,750
                                               1,500,000   Technical Olympic USA, Inc., 8.25% due 4/01/2011 (g)           1,417,500
                                                                                                                     --------------
                                                                                                                         11,722,430
-----------------------------------------------------------------------------------------------------------------------------------
Hybrid - 0.6%                                  1,350,000   North Street Referenced Linked Notes Series 2005-8A
                                                           Class D, 19.86% due 6/15/2041 (b)(g)                           1,350,000
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology - 6.7%                  1,715,000   Freescale Semiconductor, Inc., 9.125%
                                                           due 12/15/2014 (g)(h)                                          1,715,000
                                               1,280,000   Freescale Semiconductor, Inc., 9.244%
                                                           due 12/15/2014 (b)(g)                                          1,275,200
                                                 365,000   Freescale Semiconductor, Inc., 10.125%
                                                           due 12/15/2016 (g)                                               369,106
                                               2,450,000   MagnaChip Semiconductor SA, 8.61%
                                                           due 12/15/2011 (b)                                             2,180,500
                                               3,000,000   SunGard Data Systems, Inc.,  9.973% due 8/15/2013 (b)          3,116,250
                                               2,000,000   SunGard Data Systems, Inc., 10.25% due 8/15/2015               2,120,000
                                               4,000,000   Telcordia Technologies, Inc., 10% due 3/15/2013 (g)            3,440,000
                                                 900,000   UGS Capital Corp. II, 10.348% due 6/01/2011 (g)(h)               949,500
                                                                                                                     --------------
                                                                                                                         15,165,556
-----------------------------------------------------------------------------------------------------------------------------------
Leisure - 0.2%                                   200,000   Travelport, Inc., 9.875% due 9/01/2014 (g)                       197,500
                                                 270,000   Travelport, Inc., 9.994% due 9/01/2014 (b)(g)                    261,900
                                                  60,000   Travelport, Inc., 11.875% due 9/01/2016 (g)                       58,950
                                                                                                                     --------------
                                                                                                                            518,350
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 4.7%                           2,975,000   Brand Services, Inc., 12% due 10/15/2012                       3,306,415
                                               4,000,000   CPI Holdco, Inc., 11.298% due 2/01/2015 (b)                    4,110,000

BlackRock Diversified Income Strategies Portfolio, Inc.
Schedule of Investments as of November 30, 2006                (in U.S. dollars)

                                                    Face
Industry                                          Amount   Corporate Bonds                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       USD       760,000   NXP B.V., 9.50% due 10/15/2015 (g)                        $      779,950
                                               2,385,000   Trimas Corp., 9.875% due 6/15/2012                             2,289,600
                                                                                                                     --------------
                                                                                                                         10,485,965
-----------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 2.6%                           1,950,000   Indalex Holding Corp., 11.50% due 2/01/2014 (g)                2,032,875
                                                 500,000   Indalex Holding Corp., 11.50% due 2/01/2014                      535,000
                                               2,000,000   James River Coal Co., 9.375% due 6/01/2012                     1,760,000
                                               1,425,000   RathGibson, Inc., 11.25% due 2/15/2014                         1,496,250
                                                                                                                     --------------
                                                                                                                          5,824,125
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 3.2%                                  60,000   Berry Plastics Holding Corp., 8.875%
                                                           due 9/15/2014 (g)                                                 60,525
                                               3,120,000   Berry Plastics Holding Corp., 9.235%
                                                           due 9/15/2014 (b)(g)                                           3,147,300
                                               1,570,000   Packaging Dynamics Finance Corp., 10%
                                                           due 5/01/2016 (g)                                              1,577,850
                                               2,750,000   Wise Metals Group LLC, 10.25% due 5/15/2012                    2,420,000
                                                                                                                     --------------
                                                                                                                          7,205,675
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 10.0%                                  5,000,000   Abitibi-Consolidated, Inc., 8.86% due 6/15/2011 (b)            4,750,000
                                               3,000,000   Ainsworth Lumber Co. Ltd., 9.249% due 10/01/2010 (b)           2,535,000
                                               1,500,000   Ainsworth Lumber Co. Ltd., 9.499% due 4/01/2013 (b)            1,181,250
                                               2,000,000   Boise Cascade LLC, 8.249% due 10/15/2012 (b)                   2,005,000
                                               5,000,000   JSG Funding Plc, 7.75% due 4/01/2015                           4,800,000
                                               3,000,000   NewPage Corp., 11.621% due 5/01/2012 (b)                       3,247,500
                                               4,000,000   Verso Paper Holdings LLC, 9.121%
                                                           due 8/01/2014 (b)(g)                                           4,080,000
                                                                                                                     --------------
                                                                                                                         22,598,750
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.7%                         1,500,000   Angiotech Pharmaceuticals, Inc.,  9.103%
                                                           due 12/01/2013 (g)                                             1,500,000
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 3.3%                                    700,000   Buffets, Inc., 12.50% due 11/01/2014 (g)                         701,750
                                               1,190,000   Michaels Stores, Inc., 10% due 11/01/2014 (g)                  1,215,288
                                               3,470,000   Michaels Stores, Inc., 11.375% due 11/01/2016 (g)              3,556,750
                                               1,800,000   Neiman-Marcus Group, Inc., 10.375% due 10/15/2015              1,991,250
                                                                                                                     --------------
                                                                                                                          7,465,038
-----------------------------------------------------------------------------------------------------------------------------------
Service - 0.5%                                 1,000,000   Neff Rental LLC, 11.25% due 6/15/2012                          1,087,500
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 1.7%              EUR       500,000   Nordic Telephone Co. Holdings ApS, 8.352%
                                                           due 5/01/2016 (b)(g)                                             687,832
                                       USD       800,000   Nordic Telephone Co. Holdings ApS, 8.875%
                                                           due 5/01/2016 (g)                                                846,000
                                                 300,000   Nortel Networks Ltd., 9.624% due 7/15/2011 (b)(g)                311,250
                                               2,000,000   Qwest Communications International, Inc., 8.874%
                                                           due 2/15/2009 (b)                                              2,022,500
                                                                                                                     --------------
                                                                                                                          3,867,582
-----------------------------------------------------------------------------------------------------------------------------------
Utility - 0.2%                                   350,000   Conexant Systems, Inc., 9.124% due 11/15/2010 (b)(g)             353,938
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Communications - 3.1%         EUR       340,000   BCM Ireland Preferred Equity Ltd., 10.597%
                                                           due 2/15/2017 (g)                                                450,277
                                       USD     3,000,000   Centennial Communications Corp., 11.122%
                                                           due 1/01/2013 (b)                                              3,135,000
                                               1,650,000   Cricket Communications, Inc., 9.375%
                                                           due 11/01/2014 (g)                                             1,687,125
                                                 650,000   FiberTower Corp., 9% due 11/15/2012 (c)(g)                       705,049
                                                  90,000   West Corp., 9.50% due 10/15/2014 (g)                              89,213
                                                 985,000   West Corp., 11% due 10/15/2016 (g)                               978,844
                                                                                                                     --------------
                                                                                                                          7,045,508
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Corporate Bonds
                                                           (Cost - $211,728,686) - 93.1%                                209,600,023
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Diversified Income Strategies Portfolio, Inc.
Schedule of Investments as of November 30, 2006                (in U.S. dollars)

                                                    Face
Industry                                          Amount   Floating Rate Loan Interests (a)                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.5%             USD     3,444,444   Standard Aero Holdings Term Loan, 7.57% - 7.63%
                                                           due 8/24/2012                                             $    3,450,902
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 2.0%                                4,000,000   Delta Air Lines Debtor In Possession Term Loan C,
                                                           12.773% due 3/16/2008                                          4,110,000
                                                 500,000   Delta Air Lines Term Loan B, 10.118% due 3/16/2008               503,203
                                                                                                                     --------------
                                                                                                                          4,613,203
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 6.1%                              2,890,021   Delphi Automotive Systems Term Loan B,
                                                           13.75% due 6/14/2011                                           2,990,449
                                               2,000,000   General Motors Acceptance Corp. Term Loan B,
                                                           7.745% due 11/17/2013                                          2,000,000
                                               1,481,481   Intermet Corp. First Lien Term Loan, 10.39%
                                                           due 11/08/2010                                                 1,133,333
                                                 518,518   Intermet Corp. Letter of Credit, 10.25%
                                                           due 11/08/2010                                                   396,667
                                               1,000,000   JL French Corp. First Lien Term Loan, 8.375%
                                                           due 6/05/2011                                                    943,750
                                               1,000,000   JL French Corp. Second Lien Term Loan, 10.75%
                                                           due 6/05/2012                                                    780,000
                                               2,775,320   Metaldyne Corp. Term Loan D, 9.875%
                                                           due 12/31/2009                                                 2,779,658
                                                 399,496   Metaldyne Term Loan D, 9.875% due 12/31/2009                     400,120
                                               2,250,000   Visteon Corp. Term Loan B, 8.61% due 6/13/2013                 2,247,750
                                                                                                                     --------------
                                                                                                                         13,671,727
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 1.3%                            2,000,000   Ellis Communications Term Loan, 10%
                                                           due 12/30/2011                                                 1,995,000
                                               1,000,000   Persona Communications Second Lien Term Loan,
                                                           11.373% due 4/30/2014                                          1,001,250
                                                                                                                     --------------
                                                                                                                          2,996,250
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 3.4%                            2,000,000   Cebridge Connections Second Lien Term Loan,
                                                           9.871% due 5/04/2014                                           1,990,000
                                               1,724,137   Cebridge Connections Term Loan B, 7.62%
                                                           due 11/05/2013                                                 1,718,346
                                               3,000,000   Insight Midwest Holdings LLC Delayed Draw
                                                           Term Loan, 7.61% due 4/03/2014                                 3,014,250
                                               1,000,000   Insight Midwest Holdings LLC Term Loan B,
                                                           7.61% due 4/06/2014                                            1,004,750
                                                                                                                     --------------
                                                                                                                          7,727,346
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.1%                               3,000,000   Wellman, Inc. Second Lien Term Loan, 12.121%
                                                           due 2/10/2010                                                  2,550,000
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Media - 3.2%                       1,125,000   Alix Partners Term Loan B, 7.88% due 10/30/2013                1,130,625
                                               4,000,000   Idearc, Inc. Term Loan B, 7.32% due 11/15/2014                 4,017,752
                                               2,000,000   Nielsen Finance LLC Term Loan B, 8.125%
                                                           due 8/09/2013                                                  2,005,416
                                                                                                                     --------------
                                                                                                                          7,153,793
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &                         3,000,000   Frontier Drilling Term Loan B, 8.64% - 8.69%
Production - 1.6%                                          due 6/21/2013                                                  3,000,000
                                                 497,500   MEG Energy Corp. Term Loan B, 7.375%
                                                           due 4/03/2013                                                    497,944
                                                                                                                     --------------
                                                                                                                          3,497,944
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 2.6%                            277,083   Alon USA, Inc. Delayed Draw, 7.62% - 7.876%
                                                           due 6/22/2013                                                    278,122
                                               2,216,667   Alon USA, Inc. Term Loan B, 7.62% - 7.931%
                                                           due 6/22/2013                                                  2,224,979
                                                 250,000   Exco Resources, Inc. Second Lien Term Loan,
                                                           10.875% - 10.937% due 10/31/2011                                 252,500

BlackRock Diversified Income Strategies Portfolio, Inc.
Schedule of Investments as of November 30, 2006                (in U.S. dollars)

                                                    Face
Industry                                          Amount   Floating Rate Loan Interests (a)                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       USD     3,000,000   Scorpion Drilling Ltd. Second Lien Term Loan,
                                                           13.57% due 5/05/2015                                      $    3,090,000
                                                                                                                     --------------
                                                                                                                          5,845,601
-----------------------------------------------------------------------------------------------------------------------------------
Financial - 1.3%                               2,000,000   JG Wentworth Manufacturing Term Loan, 8.867%
                                                           due 4/12/2011                                                  2,017,500
                                               1,000,000   JG Wentworth Manufacturing Term Loan, 8.867%
                                                           due 4/14/2011                                                  1,008,750
                                                                                                                     --------------
                                                                                                                          3,026,250
-----------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 1.5%                            500,000   Bolthouse Farms, Inc. Second Lien Term Loan, 10.867%
                                                           due 12/01/2013                                                   503,334
                                                  93,023   Dole Food Co., Inc. Letter of Credit, 5.244%
                                                           due 4/12/2013                                                     91,964
                                                 208,256   Dole Food Co., Inc. Term Loan B, 7.438% - 9.25%
                                                           due 4/12/2013                                                    205,884
                                                 694,186   Dole Food Co., Inc. Term Loan C, 7.438% - 9.25%
                                                           due 4/04/2013                                                    686,280
                                               1,000,000   QCE LLC, First Lien Term Loan, 7.75%
                                                           due 5/05/2013                                                    995,625
                                               1,000,000   QCE LLC, Second Lien Term Loan, 11.117%
                                                           due 11/05/2013                                                   995,625
                                                                                                                     --------------
                                                                                                                          3,478,712
-----------------------------------------------------------------------------------------------------------------------------------
Gaming - 0.9%                                  2,000,000   Venetian Macau U.S. Finance Co. LLC Term Loan B,
                                                           8.12% due 5/25/2013                                            2,009,250
-----------------------------------------------------------------------------------------------------------------------------------
Housing - 3.3%                                 3,000,000   LNR Property Corp. Term Loan B, 8.12%
                                                           due 7/12/2011                                                  3,006,249
                                               1,886,179   Lake at Las Vegas Joint Venture Term Loan,
                                                           10.11% - 10.12% due 11/01/2009                                 1,810,058
                                               2,500,000   Ply Gem Industries, Inc. First Lien Term Loan,
                                                           11.07% due 10/31/2011                                          2,515,625
                                                                                                                     --------------
                                                                                                                          7,331,932
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology - 8.0%                  1,683,508   Activant Solutions Term Loan B, 7.375%
                                                           due 5/02/2013                                                  1,668,777
                                               5,500,000   Amkor Technology, Inc. Second Lien Term Loan,
                                                           9.87% due 10/27/2010                                           5,682,188
                                               3,000,000   Aspect Software Second Lien Term Loan, 12.375%
                                                           due 7/05/2012                                                  3,005,001
                                               2,000,000   The Reynolds and Reynolds Company First Lien
                                                           Term Loan, 7.82% due 10/31/2012                                2,007,500
                                               1,500,000   The Reynolds and Reynolds Company Second Lien
                                                           Term Loan, 10.82% due 10/31/2013                               1,515,000
                                               4,000,000   Sanmina-SCI Corp. Term Loan, 7.88% due 1/30/2008               4,008,000
                                                                                                                     --------------
                                                                                                                         17,886,466
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.7%                           1,500,000   Babcocks & Wilcox Letter of Credit, 5.267%
                                                           due 2/22/2012                                                  1,507,500
-----------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 1.6%                             828,947   Euramax International Plc Second Lien Term Loan,
                                                           12.49% due 6/29/2013                                             798,898
                                               1,275,633   Euramax International Plc Tranche 3 Term Loan B,
                                                           8.063% due 6/29/2012                                           1,276,589
                                               1,671,053   Euramax International Plc Tranche 4 Second Lien
                                                           Term Loan, 12.489% due 6/29/2013                               1,610,477
                                                                                                                     --------------
                                                                                                                          3,685,964
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 2.5%                               1,916,379   Anchor Glass Container Corp. Term Loan B, 7.62%
                                                           due 5/03/2013                                                  1,916,379
                                               3,571,429   Graham Packaging Co. LP Second Lien Term Loan,
                                                           9.688% due 4/07/2012                                           3,604,911
                                                                                                                     --------------
                                                                                                                          5,521,290
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Diversified Income Strategies Portfolio, Inc.
Schedule of Investments as of November 30, 2006                (in U.S. dollars)

                                                    Face
Industry                                          Amount   Floating Rate Loan Interests (a)                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 1.1%                           USD     2,500,000   Georgia Pacific Corp. Second Lien Term Loan C,
                                                           8.39% due 2/14/2014                                       $    2,505,370
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 0.4%                                  1,000,000   Petco Animal Supplies, Inc. Term Loan, 8.10%
                                                           due 10/31/2012                                                 1,003,500
-----------------------------------------------------------------------------------------------------------------------------------
Service - 3.0%                                 1,649,362   Alliance Laundry Systems LLC Term Loan, 7.57%
                                                           due 1/27/2012                                                  1,654,516
                                               3,000,000   Brock Holdings Term Loan B, 7.867% due 8/21/2013               3,015,000
                                               2,000,000   NES Rentals Holdings, Inc. Term Loan C,
                                                           12.125% due 7/12/2013                                          2,011,666
                                                                                                                     --------------
                                                                                                                          6,681,182
-----------------------------------------------------------------------------------------------------------------------------------
Utility - 3.0%                                 1,000,000   Calpine Corp. Second Lien Debtor in Possession,
                                                           9.367% due 12/20/2007                                          1,014,167
                                                 611,111   Covanta Delay Draw Term Loan, 7.749%
                                                           due 6/30/2012                                                    609,583
                                               2,145,000   Covanta Energy Corp. Second Lien Term Loan,
                                                           10.871% due 6/24/2013                                          2,179,856
                                               3,000,000   Generac Portable Products, Inc. Second Lien Term
                                                           Loan, 11.32% due 5/15/2014                                     3,013,125
                                                                                                                     --------------
                                                                                                                          6,816,731
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Communications - 1.8%                 2,000,000   MetroPCS, Inc. Term Loan B, 7.875% due 11/15/2013              1,998,000
                                               2,000,000   West Corp. Term Loan, 8.07% due 10/31/2013                     1,996,072
                                                                                                                     --------------
                                                                                                                          3,994,072
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Floating Rate Loan Interests
                                                           (Cost - $118,348,538) - 51.9%                                116,954,985
-----------------------------------------------------------------------------------------------------------------------------------

                                                  Shares
                                                    Held   Common Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 1.6%                             176,126   Medis Technologies Ltd. (e)                                    3,557,745
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks
                                                           (Cost - $3,229,974) - 1.6%                                     3,557,745
-----------------------------------------------------------------------------------------------------------------------------------

                                              Beneficial
                                                Interest   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                       USD             1   BlackRock Liquidity Series, LLC
                                                           Cash Sweep Series I, 5.26%  (d)(f)                                     1
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Short-Term Securities
                                                           (Cost - $1) - 0.0%                                                     1
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Investments (Cost - $333,307,199*) - 146.6%            330,112,754

                                                           Liabilities in Excess of Other Assets - (46.6%)             (104,954,277)
                                                                                                                     --------------
                                                           Net Assets - 100.0%                                       $  225,158,477
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 332,872,761
                                                                  =============
      Gross unrealized appreciation                               $   4,398,195
      Gross unrealized depreciation                                  (7,158,202)
                                                                  -------------
      Net unrealized depreciation                                 $  (2,760,007)
                                                                  =============

(a) Floating rate loan interests which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.
(b)   Floating rate security.
(c)   Convertible security.

BlackRock Diversified Income Strategies Portfolio, Inc.
Schedule of Investments as of November 30, 2006                (in U.S. dollars)

(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                          Net           Interest
      Affiliate                                        Activity          Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series I                          $(2,005,272)       $ 35,728
      --------------------------------------------------------------------------

(e)   Non-income producing security.
(f)   Represents the current yield as of November 30, 2006.
(g) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(h) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Forward foreign exchange contracts as of November 30, 2006 were as follows:

      -------------------------------------------------------------------------
         Foreign                               Settlement           Unrealized
       Currency Sold                              Date             Depreciation
      -------------------------------------------------------------------------
      EUR  2,340,000                          January 2007         $    (98,691)
      --------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign
      Exchange Contracts - Net (USD Commitment - $3,006,615)       $    (98,691)
                                                                   ============

o     Swaps outstanding as of November 30, 2006 were as follows:

      ----------------------------------------------------------------------------------------
                                                                    Notional       Unrealized
                                                                     Amount       Appreciation
      ----------------------------------------------------------------------------------------
      Sold credit default protection on Ford Motor Co.
      and receive 8.75%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires December 2006                                       $ 3,000,000     $     14,286

      Sold credit default protection on General Motors
      Corp. and receive 5.25%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires June 2008                                           $ 3,000,000          147,321

      Sold credit default protection on ACES High Yield
      Index (10-13% Tranche) and receive 5%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires March 2010                                          $ 7,000,000          840,315

      Pay a fixed rate of 4.823% and receive a floating rate based on 3-month LIBOR

      Broker, JPMorgan Chase
      Expires January 2013                                        $20,000,000           48,630

      Pay a fixed rate of 4.853% and receive a floating rate based on 3-month LIBOR

      Broker, Lehman Brothers Special Finance
      Expires March 2013                                          $31,000,000           24,752
      ----------------------------------------------------------------------------------------
      Total                                                                       $  1,075,304
                                                                                  ============

o     Currency Abbreviations:

      EUR   Euro
      USD   U.S. Dollar

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Diversified Income Strategies Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Diversified Income Strategies Fund, Inc.

Date: January 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Diversified Income Strategies Fund, Inc.

Date: January 23, 2007


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Diversified Income Strategies Fund, Inc.

Date: January 23, 2007